Noncontrolling Interest - Summary of Each Purchase of Noncontrolling Interest (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		$ 39,922,000	$ 33,703,000
5.11 Tactical
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		9,873,000	8,003,000
Crosman
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		2,524,000	1,374,000
Ergobaby
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		25,362,000	23,416,000
Liberty
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		3,342,000	3,247,000
ACI
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		(1,236,000)	(5,850,000)
Arnold Magnetics
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		1,176,000	1,368,000
Foam Fabricators
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		848,000	0
Sterno Candle Lamp
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		(2,067,000)	2,045,000
Allocation Interests [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		$ 100,000	$ 100,000
Primary | 5.11 Tactical
Noncontrolling Interest [Line Items]
% Ownership		97.50%	97.50%	97.50%
Primary | Crosman
Noncontrolling Interest [Line Items]
% Ownership		99.20%	98.80%
Primary | Ergobaby
Noncontrolling Interest [Line Items]
% Ownership		81.90%	82.70%	83.50%
Primary | Liberty
Noncontrolling Interest [Line Items]
% Ownership		88.60%	88.60%	88.60%	88.60%
Primary | ACI
Noncontrolling Interest [Line Items]
% Ownership		69.40%	69.40%	69.40%
Primary | Arnold Magnetics
Noncontrolling Interest [Line Items]
% Ownership		96.70%	96.70%	96.70%
Primary | Foam Fabricators
Noncontrolling Interest [Line Items]
% Ownership		100.00%
Primary | Sterno Candle Lamp
Noncontrolling Interest [Line Items]
% Ownership		100.00%	100.00%	100.00%
Fully Diluted | 5.11 Tactical
Noncontrolling Interest [Line Items]
% Ownership		88.70%	85.50%	85.10%
Fully Diluted | Crosman
Noncontrolling Interest [Line Items]
% Ownership		91.00%	89.20%
Fully Diluted | Ergobaby
Noncontrolling Interest [Line Items]
% Ownership		76.40%	76.60%	76.90%
Fully Diluted | Liberty
Noncontrolling Interest [Line Items]
% Ownership		85.20%	84.70%	84.70%	84.70%
Fully Diluted | ACI
Noncontrolling Interest [Line Items]
% Ownership		69.20%	69.20%	69.30%
Fully Diluted | Arnold Magnetics
Noncontrolling Interest [Line Items]
% Ownership		79.40%	84.70%	84.70%
Fully Diluted | Foam Fabricators
Noncontrolling Interest [Line Items]
% Ownership		91.50%
Fully Diluted | Sterno Candle Lamp
Noncontrolling Interest [Line Items]
% Ownership		88.90%	89.50%	89.50%
Sterno Products
Noncontrolling Interest [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 57,700,000
Stock Repurchased During Period, Shares		58,000
Business Combination, Consideration Transferred		$ 6,000,000.0
Sterno Products
Noncontrolling Interest [Line Items]
Ownership percentage intercompany loan agreement	100.00%